Document and Entity Information	Mar. 21, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 21, 2023
Entity File Number	001-40721
Entity Registrant Name	FINWISE BANCORP
Entity Central Index Key	0001856365
Entity Incorporation, State or Country Code	UT
Entity Tax Identification Number	83-0356689
Entity Address, Address Line One	756 East Winchester St., Suite 100
Entity Address, City or Town	Murray
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84107
City Area Code	801
Local Phone Number	501-7200
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	FINW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false